Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Mar. 31, 2020 CNY (¥)
Fair Value Disclosures [Abstract]
Unrealized security holding gains	¥ 9,393